Goodwill and Other Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 109
2023	109
2024	109
2025	109
2026	85
Thereafter	0
Total	$ 521	$ 630